Miscellaneous Receivables and Other Non-current Assets - Schedule of Break Down of Total Deferred Contract Costs (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure miscellaneous receivables and other non current assets [line items]
Deferred contract cost	€ 2,165
Costs to obtain contracts with customers [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Deferred contract cost	1,132
Costs to fulfil contracts with customers [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Deferred contract cost	€ 1,033